Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

The Company and its subsidiaries are in the table as follows:

	Percentage of effective ownership
Name	Date of incorporation	June 30, 2025	December 31, 2024	Place of incorporation	Principal activities
		%	%
VCI Global Limited	29.04.2020	100	100	British Virgin Island	Holding company.
V Capital Kronos Berhad	01.09.2020	100	100	Malaysia	Holding company.
VCI Global Brands Sdn. Bhd.	19.08.2014	100	100	Malaysia	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory.
Accuventures Sdn Bhd	22.06.2015	100	100	Malaysia	Provision of technology development, computer software programming and holding company.
Credilab Sdn Bhd	26.08.2020	100	100	Malaysia	Carry on licensed money lending activities, consulting, information technology development, and computer software programming.
V Capital Advisory Sdn Bhd	12.02.2018	100	100	Malaysia	Provision of corporate and business advisory in relation to corporate listing exercise, equity investment, corporate restructuring, merger and acquisition and corporate finance.
V Capital Quantum Sdn Bhd	18.01.2018	100	100	Malaysia	Provision of information technology development, business consultancy services and holding company.
V Capital Consulting Limited	01.03.2016	100	100	British Virgin Island	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory.
Generative AI Sdn Bhd	21.07.2023	100	100	Malaysia	Provision of Artificial Intelligence, image processing, communication, networking & process control software services.
Imej Jiwa Communication Sdn Bhd	29.10.2012	-	100	Malaysia	Provision of investor relation consultation services.
AB Management and Consultancy Services Sdn Bhd	04.05.2020	93.34	93.34	Malaysia	Holding company.
V Capital Real Estate Sdn Bhd	05.07.2021	100	100	Malaysia	Provision of real estate management consultancy services.
VCI Robotics Sdn Bhd (formerly known as VCI Wootzano Robotics Sdn Bhd)	12.10.2021	100	100	Malaysia	Dormant.
VCI Energy Sdn Bhd	12.11.2021	100	100	Malaysia	Dormant.
VCI Global Brands Limited	29.04.2020	100	100	British Virgin Island	Holding company
V Galactech Sdn Bhd	12.01.2022	100	100	Malaysia	Provision of information technology development.
V Capital Real Estate Limited	08.02.2024	100	100	British Virgin Island	Holding company
V Capital Consulting Group Limited	24.12.2024	100	100	British Virgin Island	Holding company.
V Gallant Limited (formerly known as VC AI Limited)	19.08.2024	100	100	British Virgin Island	Holding company.
VC AI Sdn Bhd	16.12.2024	100	100	Malaysia	Holding company
Quantgold Data (Malaysia) Sdn Bhd (formerly known as AI Computer Center Malaysia Sdn Bhd)	12.07.2024	100	100	Malaysia	Dormant.
V Gallant Sdn Bhd	18.09.2024	100	100	Malaysia	Trading of high-performance servers, information technology hardware
Smart Bridge Technology Limited (formerly known as VCI Technologies Limited)	13.05.2024	100	100	British Virgin Island	Provision of information technology development.
Aisecure Limited	09.01.2025	100	-	British Virgin Island	Dormant
Cyclone Security Sdn Bhd	17.12.2024	100	-	Malaysia	Dormant
VCI Energy Limited	05.02.2025	100	-	British Virgin Island	Dormant
VCI Global (Singapore) Pte Ltd	10.03.2025	100	-	Singapore	Provision of corporate and business advisory services in corporate finance, corporate structuring and restructuring, listings on recognised stock exchanges, and fintech advisory.